Exhibit 99.1

World Omni Auto Receivables Trust 2014-B

Monthly Servicer Certificate

October 31, 2016

Dates Covered
Collections Period	10/01/16 - 10/31/16
Interest Accrual Period	10/17/16 - 11/14/16
30/360 Days	30
Actual/360 Days	29
Distribution Date	11/15/16

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 09/30/16	427,589,276.49	27,072
Yield Supplement Overcollateralization Amount 09/30/16	11,821,910.23	0
Receivables Balance 09/30/16	439,411,186.72	27,072
Principal Payments	16,991,324.76	438
Defaulted Receivables	1,032,961.97	51
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 10/31/16	11,094,151.81	0
Pool Balance at 10/31/16	410,292,748.18	26,583

Pool Statistics	$ Amount	# of Accounts
Aggregate Starting Principal Balance	1,063,161,651.02	41,864

Pool Factor	39.64%

Prepayment ABS Speed	1.31%

Overcollateralization Target Amount	18,463,173.67
Actual Overcollateralization	18,463,173.67

Weighted Average APR	3.62%
Weighted Average APR, Yield Adjusted	5.27%
Weighted Average Remaining Term	42.24

Delinquent Receivables:
Past Due 31-60 days	7,834,636.35	399
Past Due 61-90 days	2,017,067.59	107
Past Due 91-120 days	386,767.31	19
Past Due 121+ days	0.00	0
Total	10,238,471.25	525

Total 31+ Delinquent as % Ending Pool Balance	2.50%

Recoveries	502,009.83

Aggregate Net Losses/(Gains) - October 2016	530,952.14

Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	1.45%
Prior Net Losses Ratio	1.54%
Second Prior Net Losses Ratio	1.14%
Third Prior Net Losses Ratio	0.92%
Four Month Average	1.26%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	1.26%

Flow of Funds	$ Amount

Collections	18,777,313.50
Advances	1,911.45
Investment Earnings on Cash Accounts	5,180.64
Servicing Fee	(366,175.99)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00
Available Funds	18,418,229.60

Distributions of Available Funds
(1) Class A Interest	416,656.87
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	33,686.25
(4) Second Priority Principal Distributable Amount	0.00
(5) Required Reserve Account	0.00
(6) Noteholders' Principal Distributable Amount	16,518,184.54
(7) Distribution to Certificateholders	1,449,701.94
(8) Remaining Amounts	0.00

Total Distributions of Available Funds	18,418,229.60

Servicing Fee	366,175.99
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	967,600,000.00
Original Class B	20,730,000.00

Total Class A & B
Note Balance @ 10/17/16	408,347,759.05
Principal Paid	16,518,184.54
Note Balance @ 11/15/16	391,829,574.51

Class A-1
Note Balance @ 10/17/16	0.00
Principal Paid	0.00
Note Balance @ 11/15/16	0.00
Note Factor @ 11/15/16	0.0000000%

Class A-2a
Note Balance @ 10/17/16	0.00
Principal Paid	0.00
Note Balance @ 11/15/16	0.00
Note Factor @ 11/15/16	0.0000000%

Class A-2b
Note Balance @ 10/17/16	0.00
Principal Paid	0.00
Note Balance @ 11/15/16	0.00
Note Factor @ 11/15/16	0.0000000%

Class A-3
Note Balance @ 10/17/16	280,017,759.05
Principal Paid	16,518,184.54
Note Balance @ 11/15/16	263,499,574.51
Note Factor @ 11/15/16	74.4349081%

Class A-4
Note Balance @ 10/17/16	107,600,000.00
Principal Paid	0.00
Note Balance @ 11/15/16	107,600,000.00
Note Factor @ 11/15/16	100.0000000%

Class B
Note Balance @ 10/17/16	20,730,000.00
Principal Paid	0.00
Note Balance @ 11/15/16	20,730,000.00
Note Factor @ 11/15/16	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	450,343.12
Total Principal Paid	16,518,184.54
Total Paid	16,968,527.66

Class A-1
Coupon	0.23000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	0.60000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2a Holders	0.00

Class A-2b
One-Month Libor	0.53456%
Coupon	0.76456%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2b Holders	0.00

Class A-3
Coupon	1.14000%
Interest Paid	266,016.87
Principal Paid	16,518,184.54
Total Paid to A-3 Holders	16,784,201.41

Class A-4
Coupon	1.68000%
Interest Paid	150,640.00
Principal Paid	0.00
Total Paid to A-4 Holders	150,640.00

Class B
Coupon	1.95000%
Interest Paid	33,686.25
Principal Paid	0.00
Total Paid to B Holders	33,686.25

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.4556607
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	16.7132279
Total Distribution Amount	17.1688886

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	0.0000000
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	0.0000000
Total A-2a Distribution Amount	0.0000000

A-2b Interest Distribution Amount	0.0000000
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	0.0000000
Total A-2b Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.7514601
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	46.6615382
Total A-3 Distribution Amount	47.4129983

A-4 Interest Distribution Amount	1.4000000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.4000000

B Interest Distribution Amount	1.6250000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.6250000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Principal Distributable Amount	1,000.00

Account Balances	$ Amount

Advances
Balance as of 09/30/16	86,851.81
Balance as of 10/31/16	88,763.26
Change	1,911.45

Reserve Account
Balance as of 10/17/16	2,527,722.68
Investment Earnings	642.34
Investment Earnings Paid	(642.34)
Deposit/(Withdrawal)	-
Balance as of 11/15/16	2,527,722.68
Change	-

Required Reserve Amount	2,527,722.68